Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The Company’s financial assets and liabilities measured at fair value at December 31, 2025, and December 31, 2024 are as follows:

	Fair Value Measurements as of December 31, 2025
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$4,576,949	$4,576,949

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$3,542,797	$3,542,797

Schedule of Assumptions Were Used in Determining Fair Value of Convertible Notes

The following assumptions were used in determining the fair value of the convertible notes as of December 31, 2025, and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Risk free right	3.72%	4.83%
Stock price	$5.65	$4.56
Dividend yield	0%	0%
Volatility	67%	67%